Schedules of Investments

September 30, 2022

International High Dividend Fund

High Dividend Equity Fund

Small Cap Value Fund

Value Fund

Emerging Markets High Dividend Fund

Enhanced Equity Income Fund

Cullen International High Dividend Fund

Schedule of Investments

September 30, 2022

	Shares	Value (Note 2)
COMMON STOCKS - 89.54%
AUSTRALIA - 2.89%
Rio Tinto Ltd.	46,254	$2,797,755
Sonic Healthcare Ltd.	103,233	2,013,394
		4,811,149

BRAZIL - 1.85%
Vale SA	229,430	3,070,866

CANADA - 4.60%
BCE, Inc.	96,060	4,028,756
Power Corp. of Canada	160,434	3,616,026
		7,644,782

FINLAND - 2.87%
UPM-Kymmene Oyj	150,562	4,777,328

FRANCE - 7.37%
BNP Paribas SA	37,885	1,600,009
Compagnie de Saint-Gobain	44,450	1,589,113
Compagnie Generale des Etablissements Michelin SCA	34,706	777,502
Euroapi SA(a)	2,340	38,839
Sanofi	24,100	1,834,872
TotalEnergies SE - Sponsored ADR	138,121	6,425,389
		12,265,724

GERMANY - 5.51%
Allianz SE	210	33,078
Deutsche Post AG	31,250	941,731
Deutsche Telekom AG	204,861	3,486,586
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,803	2,118,765
Siemens AG	26,370	2,577,116
		9,157,276

HONG KONG - 0.24%
Xinyi Glass Holdings Ltd.	281,356	406,891

IRELAND - 1.05%
Smurfit Kappa Group PLC	61,148	1,748,537

ITALY - 0.18%
Enel SpA	73,385	300,926

	Shares	Value (Note 2)
JAPAN - 12.42%
Denka Co. Ltd.	2,646	$58,184
Nippon Telegraph & Telephone Corp.	267,398	7,212,343
SoftBank Corp.	509,015	5,082,988
Tokio Marine Holdings, Inc.	328,680	5,841,672
Toyota Motor Corp.	189,050	2,470,969
		20,666,156

MEXICO - 5.10%
Coca-Cola Femsa SAB de CV	906,890	5,285,032
PLA Administradora Industrial S de RL de CV	2,428,203	3,198,859
		8,483,891

NETHERLANDS - 5.79%
NN Group NV	91,739	3,567,588
Shell PLC	244,190	6,058,701
		9,626,289

NORWAY - 2.39%
DNB Bank ASA	250,855	3,980,891

SINGAPORE - 6.07%
CapitaLand Ascendas REIT	2,137,725	3,987,731
United Overseas Bank Ltd.	336,800	6,100,530
		10,088,261

SPAIN - 1.64%
Iberdrola SA	292,921	2,730,864

SWEDEN - 2.09%
Svenska Handelsbanken AB	350,385	2,875,929
Volvo AB	42,115	595,889
		3,471,818

SWITZERLAND - 13.59%
Nestle SA	54,756	5,922,322
Novartis AG - Sponsored ADR	83,720	6,363,557
Roche Holding AG	15,290	4,977,447
UBS Group AG	13,692	198,645
Zurich Insurance Group AG	12,908	5,145,837
		22,607,808

See Notes to Schedule of Investments.

Cullen International High Dividend Fund

Schedule of Investments

September 30, 2022 (Continued)

	Shares	Value (Note 2)
TAIWAN - 0.91%
ASE Technology Holding Co. Ltd.	553,700	$1,372,661
Quanta Computer, Inc.	58,600	141,451
		1,514,112

UNITED KINGDOM - 12.98%
3i Group PLC	324,242	3,893,864
BAE Systems PLC	755,629	6,640,211
British American Tobacco PLC - Sponsored ADR	127,325	4,520,037
Britvic PLC	343,741	2,738,232
Diageo PLC	1,395	58,729
Persimmon PLC	1	14
Tesco PLC	738,044	1,694,102
Unilever PLC - Sponsored ADR	46,507	2,038,867
		21,584,056

TOTAL COMMON STOCKS (Cost $150,338,090)		148,937,625

PREFERRED STOCK - 1.88%
SOUTH KOREA - 1.88%
Samsung Electronics Co. Ltd.	97,199	3,132,803

TOTAL PREFERRED STOCK (Cost $4,009,251)		3,132,803

TOTAL INVESTMENTS - 91.42% (Cost $154,347,341)		$152,070,428

Other Assets In Excess of Liabilities - 8.58%		14,268,534

NET ASSETS - 100.00%		$166,338,962

(a)	Non-income producing security.

ADR - American Depositary Receipt

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
FINANCIALS	23.43%	$38,972,834
CONSUMER STAPLES	13.39	22,257,321
COMMUNICATIONS	11.92	19,810,673
HEALTH CARE	9.15	15,228,109
MATERIALS	8.68	14,448,674
ENERGY	7.50	12,484,090
INDUSTRIALS	6.47	10,754,947
REAL ESTATE	4.32	7,186,590
CONSUMER DISCRETIONARY	1.95	3,248,485
UTILITIES	1.82	3,031,790
TECHNOLOGY	0.91	1,514,112
TOTAL COMMON STOCKS	89.54	148,937,625

Sector Diversification	% of Net Assets	Value (Note 2)

PREFERRED STOCK
TECHNOLOGY	1.88%	$3,132,803
TOTAL PREFERRED STOCK	1.88	3,132,803

TOTAL INVESTMENTS	91.42	152,070,428
Other Assets In Excess of Liabilities	8.58	14,268,534
NET ASSETS	100.00%	$166,338,962

Percentages are stated as a percent of net assets.

See Notes to Schedule of Investments.

Cullen High Dividend Equity Fund

Schedule of Investments

September 30, 2022

	Shares	Value (Note 2)
COMMON STOCKS - 97.64%
BANKING - 8.33%
Bank of America Corp.	733,000	$22,136,600
Citigroup, Inc.	300,100	12,505,167
JPMorgan Chase & Co.	234,176	24,471,392
Truist Financial Corp.	419,350	18,258,499
		77,371,658

CONSUMER STAPLE PRODUCTS - 10.64%
Altria Group, Inc.	415,240	16,767,391
Diageo PLC - Sponsored ADR	83,667	14,207,493
Kimberly-Clark Corp.	164,081	18,465,676
Philip Morris International, Inc.	319,765	26,543,693
Unilever PLC - Sponsored ADR	521,145	22,846,997
		98,831,250

FINANCIAL SERVICES - 2.82%
Morgan Stanley	331,000	26,152,310

HEALTH CARE - 14.68%
Johnson & Johnson	214,250	34,999,880
Medtronic PLC	316,609	25,566,177
Merck & Co, Inc.	331,001	28,505,806
Novartis AG - Sponsored ADR	309,620	23,534,216
Pfizer, Inc.	543,842	23,798,526
		136,404,605

INDUSTRIAL PRODUCTS - 11.29%
3M Co.	149,760	16,548,480
General Dynamics Corp.	103,100	21,874,727
Johnson Controls International PLC	401,162	19,745,194
Raytheon Technologies Corp.	392,975	32,168,933
Siemens AG - Sponsored ADR	296,452	14,511,325
		104,848,659

INDUSTRIAL SERVICES - 2.17%
United Parcel Service, Inc.	124,995	20,191,692

INSURANCE - 4.34%
Chubb Ltd.	152,611	27,756,889
Travelers Cos., Inc.	82,291	12,606,981
		40,363,870

MATERIALS - 2.16%
Dow, Inc.	457,130	20,081,721

	Shares	Value (Note 2)
MEDIA - 1.58%
Comcast Corp.	500,163	$14,669,781

OIL & GAS - 8.97%
Chevron Corp.	181,661	26,099,236
ConocoPhillips	276,722	28,319,729
Exxon Mobil Corp.	331,000	28,899,610
		83,318,575

REAL ESTATE - 5.96%
Boston Properties, Inc.	174,347	13,070,795
Healthpeak Properties, Inc.	909,168	20,838,130
VICI Properties, Inc.	719,769	21,485,105
		55,394,030

RETAIL & WHOLESALE - STAPLES - 2.15%
Target Corp.	134,717	19,990,656

RETAIL & WHOLESALE - DISCRETIONARY - 6.26%
Genuine Parts Co.	223,451	33,365,703
Lowe's Cos., Inc.	131,961	24,783,596
		58,149,299

SOFTWARE & TECH SERVICES - 1.47%
Microsoft Corp.	58,470	13,617,663

TECH HARDWARE & SEMICONDUCTORS - 5.86%
Broadcom, Inc.	55,816	24,782,862
Cisco Systems, Inc.	477,966	19,118,640
Intel Corp.	407,279	10,495,580
		54,397,082

TELECOMMUNICATIONS - 3.67%
AT&T, Inc.	690,710	10,595,491
BCE, Inc.	560,643	23,513,368
		34,108,859

See Notes to Schedule of Investments.

Cullen High Dividend Equity Fund

Schedule of Investments

September 30, 2022 (Continued)

	Shares	Value (Note 2)
UTILITIES - 5.29%
Duke Energy Corp.	230,755	$21,464,830
NextEra Energy, Inc.	352,830	27,665,400
		49,130,230

TOTAL COMMON STOCKS (Cost $581,995,092)		907,021,940

TOTAL INVESTMENTS - 97.64% (Cost $581,995,092)		$907,021,940

Other Assets In Excess of Liabilities - 2.36%		21,957,799

NET ASSETS - 100.00%		$928,979,739

ADR - American Depositary Receipt

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
FINANCIALS	15.49%	$143,887,838
HEALTH CARE	14.68	136,404,605
INDUSTRIALS	13.46	125,040,351
CONSUMER STAPLES	12.79	118,821,906
ENERGY	8.97	83,318,575
TECHNOLOGY	7.33	68,014,745
CONSUMER DISCRETIONARY	6.26	58,149,299
REAL ESTATE	5.96	55,394,030
UTILITIES	5.29	49,130,230
COMMUNICATIONS	5.25	48,778,640
MATERIALS	2.16	20,081,721
TOTAL COMMON STOCKS	97.64	907,021,940

TOTAL INVESTMENTS	97.64	907,021,940
Other Assets In Excess of Liabilities	2.36	21,957,799
NET ASSETS	100.00%	$928,979,739

Percentages are stated as a percent of net assets.

See Notes to Schedule of Investments.

Cullen Small Cap Value Fund

Schedule of Investments

September 30, 2022

	Shares	Value (Note 2)
COMMON STOCKS - 95.35%
BANKING - 22.25%
Ameris Bancorp	6,970	$311,629
Enterprise Financial Services Corp.	5,920	260,717
First Horizon Corp.	23,100	528,990
First Interstate BancSystem, Inc.	14,136	570,388
Premier Financial Corp.	9,400	241,580
Simmons First National Corp.	13,150	286,538
SouthState Corp.	2,700	213,624
		2,413,466

CONSUMER DISCRETIONARY PRODUCTS - 9.50%
Carter's, Inc.	1,200	78,636
Columbia Sportswear Co.	778	52,359
Ralph Lauren Corp.	1,542	130,962
Standard Motor Products, Inc.	9,364	304,330
Steelcase, Inc.	33,600	219,072
Taylor Morrison Home Corp.(a)	3,549	82,763
Under Armour, Inc.(a)	27,125	161,665
		1,029,787

CONSUMER DISCRETIONARY SERVICES - 6.53%
Denny's Corp.(a)	50,766	477,708
Ruth's Hospitality Group, Inc.	13,700	230,982
		708,690

CONSUMER STAPLE PRODUCTS - 3.16%
Vector Group Ltd.	38,835	342,136

HEALTH CARE - 13.41%
ANI Pharmaceuticals, Inc.(a)	11,100	356,754
Emergent BioSolutions, Inc.(a)	9,500	199,405
Haemonetics Corp.(a)	6,250	462,687
Varex Imaging Corp.(a)	20,625	436,013
		1,454,859

INDUSTRIAL PRODUCTS - 4.92%
Mayville Engineering Co, Inc.(a)	12,392	80,672
Spirit AeroSystems Holdings, Inc.	12,950	283,864
Timken Co.	2,860	168,854
		533,390

INDUSTRIAL SERVICES - 13.12%
Barrett Business Services, Inc.	5,770	450,060
BGSF, Inc.	32,660	362,852
Copa Holdings SA(a)	4,360	292,164
Great Lakes Dredge & Dock Corp.(a)	41,950	317,981
		1,423,057

	Shares	Value (Note 2)
MATERIALS - 2.96%
Cabot Corp.	1,560	$99,669
Huntsman Corp.	9,000	220,860
		320,529

OIL & GAS - 10.62%
Brigham Minerals, Inc.	9,660	238,312
Civitas Resources, Inc.	2,810	161,266
Coterra Energy, Inc.	9,610	251,013
Helmerich & Payne, Inc.	7,060	261,008
HF Sinclair Corp.	4,470	240,665
		1,152,264

REAL ESTATE - 2.96%
Host Hotels & Resorts, Inc.	8,620	136,886
RLJ Lodging Trust	18,200	184,184
		321,070

TECH HARDWARE & SEMICONDUCTORS - 2.93%
Comtech Telecommunications Corp.	24,947	249,720
MKS Instruments, Inc.	827	68,343
		318,063

UTILITIES - 2.99%
Spire, Inc.	5,200	324,116

TOTAL COMMON STOCKS (Cost $10,065,620)		10,341,427

TOTAL INVESTMENTS - 95.35% (Cost $10,065,620)		$10,341,427

Other Assets In Excess of Liabilities - 4.65%		503,958

NET ASSETS - 100.00%		$10,845,385

(a)	Non-income producing security.

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
FINANCIALS	22.25%	$2,413,466
INDUSTRIALS	18.04	1,956,447
CONSUMER DISCRETIONARY	16.03	1,738,477
HEALTH CARE	13.41	1,454,859
ENERGY	10.62	1,152,264
CONSUMER STAPLES	3.16	342,136
UTILITIES	2.99	324,116
MATERIALS	2.96	320,529
REAL ESTATE	2.96	321,070
TECHNOLOGY	2.93	318,063
TOTAL COMMON STOCKS	95.35	10,341,427

See Notes to Schedule of Investments.

Cullen Small Cap Value Fund

Schedule of Investments

September 30, 2022 (Continued)

Sector Diversification	% of Net Assets	Value (Note 2)

TOTAL INVESTMENTS	95.35%	$10,341,427
Other Assets In Excess of Liabilities	4.65	503,958
NET ASSETS	100.00%	$10,845,385

Percentages are stated as a percent of net assets.

See Notes to Schedule of Investments.

Cullen Value Fund

Schedule of Investments

September 30, 2022

	Shares	Value (Note 2)
COMMON STOCKS - 97.10%
BANKING - 8.32%
Bank of America Corp.	17,700	$534,540
Citigroup, Inc.	12,680	528,376
JPMorgan Chase & Co.	6,884	719,378
		1,782,294

CONSUMER DISCRETIONARY PRODUCTS - 1.57%
BorgWarner, Inc.	10,697	335,886

CONSUMER STAPLE PRODUCTS - 5.55%
Mondelez International, Inc.	11,794	646,665
Unilever PLC - Sponsored ADR	12,393	543,309
		1,189,974

FINANCIAL SERVICES - 4.99%
American Express Co.	3,480	469,487
Morgan Stanley	7,604	600,792
		1,070,279

HEALTH CARE - 22.99%
Bristol-Myers Squibb Co.	13,132	933,554
Cigna Corp.	2,364	655,939
Johnson & Johnson	4,245	693,463
Medtronic PLC	7,005	565,654
Merck & Co, Inc.	10,228	880,835
Pfizer, Inc.	20,098	879,489
Thermo Fisher Scientific, Inc.	631	320,037
		4,928,971

INDUSTRIAL PRODUCTS - 14.08%
3M Co.	3,230	356,915
Boeing Co.(a)	2,775	335,997
General Dynamics Corp.	3,279	695,705
Raytheon Technologies Corp.	8,183	669,860
Sensata Technologies Holding PLC	9,535	355,465
Siemens AG - Sponsored ADR	12,326	603,358
		3,017,300

INDUSTRIAL SERVICES - 1.90%
Canadian National Railway Co.	3,774	407,554

INSURANCE - 7.04%
Allstate Corp.	6,391	795,871
Chubb Ltd.	3,925	713,879
		1,509,750

	Shares	Value (Note 2)
MATERIALS - 3.58%
Axalta Coating Systems Ltd.(a)	14,400	$303,264
Packaging Corp. of America	4,132	463,982
		767,246

MEDIA - 3.59%
Comcast Corp.	13,400	393,022
Walt Disney Co.(a)	3,992	376,565
		769,587

OIL & GAS - 7.13%
Chevron Corp.	5,089	731,137
ConocoPhillips	7,798	798,047
		1,529,184

RETAIL & WHOLESALE - STAPLES - 1.69%
Archer-Daniels-Midland Co.	4,507	362,588

RETAIL & WHOLESALE - DISCRETIONARY - 3.58%
Lowe's Cos., Inc.	4,091	768,331

SOFTWARE & TECH SERVICES - 2.42%
Oracle Corp.	8,476	517,629

TECH HARDWARE & SEMICONDUCTORS - 6.76%
Applied Materials, Inc.	3,760	308,057
Arrow Electronics, Inc.(a)	6,778	624,864
Cisco Systems, Inc.	12,901	516,040
		1,448,961

TELECOMMUNICATIONS - 1.91%
Verizon Communications, Inc.	10,786	409,545

TOTAL COMMON STOCKS (Cost $15,200,643)		20,815,079

TOTAL INVESTMENTS - 97.10% (Cost $15,200,643)		$20,815,079

Other Assets In Excess of Liabilities - 2.90%		621,054

NET ASSETS - 100.00%		$21,436,133

(a)	Non-income producing security.

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Cullen Value Fund

Schedule of Investments

September 30, 2022 (Continued)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
HEALTH CARE	22.99%	$4,928,971
FINANCIALS	20.35	4,362,323
INDUSTRIALS	15.98	3,424,854
TECHNOLOGY	9.18	1,966,590
CONSUMER STAPLES	7.24	1,552,562
ENERGY	7.13	1,529,184
COMMUNICATIONS	5.50	1,179,132
CONSUMER DISCRETIONARY	5.15	1,104,217
MATERIALS	3.58	767,246
TOTAL COMMON STOCKS	97.10	20,815,079

TOTAL INVESTMENTS	97.10	20,815,079
Other Assets In Excess of Liabilities	2.90	621,054
NET ASSETS	100.00%	$21,436,133

Percentages are stated as a percent of net assets.

See Notes to Schedule of Investments.

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

September 30, 2022

	Shares	Value (Note 2)
COMMON STOCKS - 88.03%
BRAZIL - 7.68%
Petroleo Brasileiro SA	1,530,486	$9,445,097
SLC Agricola SA	906,994	7,270,820
Vale SA	325,555	4,357,476
		21,073,393

CHILE - 1.35%
Vina Concha y Toro SA	3,271,909	3,707,900

CHINA - 2.99%
China Construction Bank Corp.	7,737,300	4,465,973
Zijin Mining Group Co. Ltd.	3,853,000	3,729,376
		8,195,349

CZECH REPUBLIC - 0.01%
Komercni Banka AS	872	21,808

EGYPT - 0.94%
Integrated Diagnostics Holdings PLC(a)(b)	3,403,550	2,573,179

GREECE - 7.44%
Eurobank Ergasias Services and Holdings SA(c)	5,474,540	4,569,023
Hellenic Telecommunications Organization SA	294,510	4,275,858
Mytilineos SA	221,400	3,023,351
OPAP SA	712,170	8,539,472
		20,407,704

HONG KONG - 10.10%
AIA Group Ltd.	827,024	6,885,707
Alibaba Group Holding Ltd.(c)	172,500	1,721,432
BOC Aviation Ltd.(a)(b)	831,020	5,874,855
China Yongda Automobiles Services Holdings Ltd.	2,658,400	1,424,440
CIMC Enric Holdings Ltd.	5,618,000	5,966,404
CITIC Securities Co. Ltd.	79,300	134,233
Nine Dragons Paper Holdings Ltd.	66,700	41,384
PAX Global Technology Ltd.	4,841,300	3,663,993
Xinyi Glass Holdings Ltd.	1,393,000	2,014,528
		27,726,976

	Shares	Value (Note 2)
INDIA - 10.55%
Capitaland India Trust	834,980	$608,151
ICICI Bank Ltd. - Sponsored ADR	453,480	9,509,475
Oil & Natural Gas Corp. Ltd.	2,252,000	3,478,962
Power Grid Corp. of India Ltd.	2,985,000	7,729,447
PowerGrid Infrastructure Investment Trust(a)(b)	4,485,600	7,620,280
		28,946,315

INDONESIA - 5.87%
Bank Rakyat Indonesia Persero Tbk PT	30,498,744	8,925,856
Telkom Indonesia Persero Tbk PT	24,639,000	7,180,701
		16,106,557

KAZAKHSTAN - 2.13%
Kaspi.KZ JSC - GDR	100,754	5,843,732

MEXICO - 13.67%
Arca Continental SAB de CV	1,555,729	11,202,238
Banco del Bajio SA(a)(b)	2,366,119	5,990,933
Grupo Mexico SAB de CV	1,113,320	3,760,361
PLA Administradora Industrial S de RL de CV	4,509,760	5,941,055
Prologis Property Mexico SA de CV	4,189,834	10,606,437
		37,501,024

RUSSIA - 0.00%
Globaltrans Investment PLC - GDR(b)(c)(d)	25,467	–

SOUTH AFRICA - 4.31%
Anglo American PLC	136,315	4,093,546
Mondi PLC	40,340	622,724
Sasol Ltd.	454,533	7,110,100
		11,826,370

SOUTH KOREA - 6.57%
Macquarie Korea Infrastructure Fund	1,023,274	8,316,595
Samsung Electronics Co. Ltd.	138,550	5,047,971
Shinhan Financial Group Co. Ltd.	93,600	2,157,375
SK Telecom Co. Ltd.	71,712	2,512,046
		18,033,987

See Notes to Schedule of Investments.

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

September 30, 2022 (Continued)

	Shares	Value (Note 2)
TAIWAN - 7.26%
ASE Technology Holding Co. Ltd.	920,328	$2,281,557
KMC Kuei Meng International, Inc.	184,000	807,179
MediaTek, Inc.	81,300	1,398,981
Quanta Computer, Inc.	136,300	329,006
Sinbon Electronics Co. Ltd.	369,000	3,056,268
Sunonwealth Electric Machine Industry Co. Ltd.	2,664,300	3,002,089
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	64,353	4,412,042
Wiwynn Corp.	183,823	4,632,122
		19,919,244

THAILAND - 1.64%
Thai Beverage PCL	10,830,000	4,508,845

UNITED KINGDOM - 2.79%
Airtel Africa PLC(a)(b)	5,341,900	7,662,959

VIETNAM - 2.73%
Gemadept Corp.	1,607,600	3,212,248
Ho Chi Minh City Securities Corp.	4,245,000	4,294,442
		7,506,690

TOTAL COMMON STOCKS (Cost $249,210,330)		241,562,032

PARTICIPATORY NOTES - 3.03%
CHINA - 3.03%
Huayu Automotive Systems Co. Ltd.	50,981	118,375
Midea Group Co. Ltd.	1,181,300	8,187,261
		8,305,636

TOTAL PARTICIPATORY NOTES (Cost $11,026,874)		8,305,636

PREFERRED STOCK - 2.70%
BRAZIL - 2.70%
Itau Unibanco Holding SA	1,426,149	7,404,857

TOTAL PREFERRED STOCK (Cost $7,071,156)		7,404,857

TOTAL INVESTMENTS - 93.76% (Cost $267,308,360)		$257,272,525

Other Assets In Excess of Liabilities - 6.24%		17,116,427

NET ASSETS - 100.00%		$274,388,952

(a)

All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of September 30, 2022, these securities had an aggregate value of $29,722,206 or 10.83% of net assets.

(b)

Security was issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2022, the aggregate market value of these securities was $29,722,206, representing 10.83% of net assets.

(c)	Non-income producing security.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
FINANCIALS	22.28%	$61,146,275
TECHNOLOGY	11.18	30,665,672
CONSUMER STAPLES	9.72	26,689,803
MATERIALS	9.37	25,729,495
REAL ESTATE	9.04	24,775,923
COMMUNICATIONS	7.88	21,631,564
ENERGY	6.88	18,890,463
CONSUMER DISCRETIONARY	4.56	12,492,523
UTILITIES	3.92	10,752,798
INDUSTRIALS	2.26	6,214,337
HEALTH CARE	0.94	2,573,179
TOTAL COMMON STOCKS	88.03	241,562,032

PARTICIPATORY NOTES
CONSUMER DISCRETIONARY	3.03	8,305,636
TOTAL PARTICIPATORY NOTES	3.03	8,305,636

PREFERRED STOCK
FINANCIALS	2.70	7,404,857
TOTAL PREFERRED STOCK	2.70	7,404,857

TOTAL INVESTMENTS	93.76	257,272,525
Other Assets In Excess of Liabilities	6.24	17,116,427
NET ASSETS	100.00%	$274,388,952

Percentages are stated as a percent of net assets.

See Notes to Schedule of Investments.

Cullen Enhanced Equity Income Fund

Schedule of Investments

September 30, 2022

	Shares	Value (Note 2)
COMMON STOCKS - 95.17%
BANKING - 8.07%
Citigroup, Inc.	83,176	$3,465,944
JPMorgan Chase & Co.	42,230	4,413,035
Truist Financial Corp.(a)	101,419	4,415,783
		12,294,762

CONSUMER STAPLE PRODUCTS - 11.18%
Altria Group, Inc.(a)	89,800	3,626,124
Conagra Brands, Inc.	140,439	4,582,524
Philip Morris International, Inc.	50,614	4,201,468
Unilever PLC - Sponsored ADR	105,265	4,614,818
		17,024,934

FINANCIAL SERVICES - 2.96%
Morgan Stanley(a)	57,087	4,510,444

HEALTH CARE - 17.10%
Bristol-Myers Squibb Co.	83,946	5,967,721
Johnson & Johnson	29,542	4,825,981
Medtronic PLC	63,423	5,121,407
Merck & Co, Inc.(a)	64,205	5,529,335
Novartis AG - Sponsored ADR	60,500	4,598,605
		26,043,049

INDUSTRIAL PRODUCTS - 8.23%
Johnson Controls International PLC	67,270	3,311,029
Raytheon Technologies Corp.	56,978	4,664,219
Siemens AG - Sponsored ADR	93,209	4,562,581
		12,537,829

INSURANCE - 2.77%
Allstate Corp.	33,951	4,227,918

MATERIALS - 6.21%
Dow, Inc.	109,163	4,795,531
Rio Tinto PLC - Sponsored ADR(a)	84,749	4,666,280
		9,461,811

MEDIA - 1.88%
Comcast Corp.	97,619	2,863,165

	Shares	Value (Note 2)
OIL & GAS - 10.43%
Chevron Corp.	36,060	$5,180,740
EOG Resources, Inc.	39,892	4,457,133
Exxon Mobil Corp.(a)	71,561	6,247,991
		15,885,864

REAL ESTATE - 5.64%
Healthpeak Properties, Inc.	182,730	4,188,172
VICI Properties, Inc.	147,510	4,403,173
		8,591,345

RETAIL & WHOLESALE - DISCRETIONARY - 2.02%
Genuine Parts Co.	20,642	3,082,264

TECH HARDWARE & SEMICONDUCTORS - 7.00%
Broadcom, Inc.	6,174	2,741,318
Cisco Systems, Inc.	94,000	3,760,000
Intel Corp.	161,716	4,167,421
		10,668,739

TELECOMMUNICATIONS - 4.70%
BCE, Inc.	62,818	2,634,587
Verizon Communications, Inc.	119,127	4,523,252
		7,157,839

UTILITIES - 6.98%
Duke Energy Corp.	54,528	5,072,195
PPL Corp.	219,277	5,558,672
		10,630,867

TOTAL COMMON STOCKS (Cost $163,128,079)		144,980,830

TOTAL INVESTMENTS - 95.17% (Cost $163,128,079)		$144,980,830

Other Assets In Excess of Liabilities - 4.83%		7,358,694

NET ASSETS - 100.00%		$152,339,524

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of September 30, 2022.

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Cullen Enhanced Equity Income Fund

Schedule of Investments

September 30, 2022 (Continued)

Schedule of Call Options Written	Notional Amount	Number of Contracts	Value
WRITTEN OPTIONS - (0.09%)
Altria Group Inc., Expires October, 2022, Exercise Price $44.00	$(1,813,062)	(449)	$(5,837)
Merck & Co, Inc., Expires October, 2022, Exercise Price $90.00	(2,773,064)	(322)	(20,286)
Morgan Stanley, Expires October, 2022, Exercise Price $95.00	(4,503,570)	(570)	(3,990)
Rio Tinto Ltd., Expires October, 2022, Exercise Price $57.50	(2,334,544)	(424)	(50,880)
Raytheon Technologies Corp., Expires October, 2022, Exercise Price $87.00	(4,657,834)	(569)	(41,537)
Truist Financial Corp., Expires October, 2022, Exercise Price $50.00	(2,211,832)	(508)	(4,064)
Exxon Mobil Corp., Expires October, 2022, Exercise Price $99.00	(3,125,698)	(358)	(9,666)

TOTAL WRITTEN OPTIONS (Premiums received $296,653)			(136,260)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
HEALTH CARE	17.10%	$26,043,049
FINANCIALS	13.80	21,033,124
CONSUMER STAPLES	11.18	17,024,934
ENERGY	10.43	15,885,864
INDUSTRIALS	8.23	12,537,829
TECHNOLOGY	7.00	10,668,739
UTILITIES	6.98	10,630,867
COMMUNICATIONS	6.58	10,021,004
MATERIALS	6.21	9,461,811
REAL ESTATE	5.64	8,591,345
CONSUMER DISCRETIONARY	2.02	3,082,264
TOTAL COMMON STOCKS	95.17%	144,980,830

TOTAL INVESTMENTS	95.17	144,980,830
Other Assets In Excess of Liabilities	4.83	7,358,694
NET ASSETS	100.00%	$152,339,524

WRITTEN OPTIONS
FINANCIALS	0.00	(8,054)
HEALTH CARE	(0.01)	(20,286)
ENERGY	(0.01)	(9,666)
CONSUMER STAPLES	(0.01)	(5,837)
INDUSTRIALS	(0.03)	(41,537)
MATERIALS	(0.03)	(50,880)
TOTAL WRITTEN OPTIONS	(0.09)	(136,260)

Percentages are stated as a percent of net assets.

See Notes to Schedule of Investments.

Cullen Funds

Notes to Schedules of Investments

September 30, 2022

NOTE 1 -	ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

NOTE 2 -	VALUATION OF SECURITIES

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox- Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of September 30, 2022, all written option contracts held are exchange-traded.

Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the New York Stock Exchange (“NYSE”). The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered level 2.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and

Cullen Funds

Notes to Schedules of Investments

September 30, 2022 (Continued)

under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as level 2 or level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2022 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(2)	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$38,547,389	$110,390,236	$–	$148,937,625
Preferred Stock	–	3,132,803	–	3,132,803
Total	$38,547,389	$113,523,039	$–	$152,070,428

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$907,021,940	$–	$–	$907,021,940
Total	$907,021,940	$–	$–	$907,021,940

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$10,341,427	$–	$–	$10,341,427
Total	$10,341,427	$–	$–	$10,341,427

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$20,815,079	$–	$–	$20,815,079
Total	$20,815,079	$–	$–	$20,815,079

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(2)	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$89,667,846	$151,894,186	$–	$241,562,032
Participatory Notes(3)	–	8,305,636	–	8,305,636
Preferred Stock	7,404,857	–	–	7,404,857
Total	$97,072,703	$160,199,822	$–	$257,272,525

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$144,980,830	$–	$–	$144,980,830
Total	$144,980,830	$–	$–	$144,980,830
Other Financial Instruments(4)
Written Options	$(136,260)	$–	$–	$(136,260)
Total	$(136,260)	$–	$–	$(136,260)

(1)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(2)	The fair value triggers in place were affected on the date of these Schedule of Investments.
(3)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as level 2 in the fair value hierarchy.
(4)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

NOTE 3 -	FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.